LVIP American Balanced Allocation Fund
Schedule of Investments
September 30, 2024 (unaudited)

	Number of Shares	Value (U.S. $)
INVESTMENT COMPANIES–100.05%
Asset Allocation Fund–11.04%
✧American Funds®– Capital Income Builder	1,267,274	$93,398,115
		93,398,115
Equity Funds–40.82%
✧American Funds®-
American Mutual Fund	1,831,540	108,628,628
Growth Fund of America	1,633,448	127,212,978
Investment Company of America	1,798,846	109,387,825
		345,229,431
Fixed Income Funds–35.18%
✧American Funds®-
Bond Fund of America	20,650,277	240,162,725
High-Income Trust	3,100,433	30,663,281
Inflation Linked Bond Fund	1,923,624	18,543,729
Intermediate Bond Fund of America	645,974	8,236,172
		297,605,907
	Number of Shares	Value (U.S. $)
INVESTMENT COMPANIES (continued)
Global Equity Fund–3.07%
✧American Funds®– Smallcap World Fund	352,532	$26,002,775
		26,002,775
International Equity Funds–9.94%
✧American Funds®-
EuroPacific Growth Fund	1,139,898	68,804,230
New World Fund	177,904	15,255,267
		84,059,497
Total Investment Companies (Cost $743,469,643)		846,295,725

TOTAL INVESTMENTS–100.05% (Cost $743,469,643)	846,295,725
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.05%)	(446,171)
NET ASSETS APPLICABLE TO 71,410,540 SHARES OUTSTANDING–100.00%	$845,849,554

✧Class R-6 shares.
LVIP American Balanced Allocation Fund–1